Organization	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1.	Organization

Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. (“Spectrum Currency”), Morgan Stanley Smith Barney Spectrum Select L.P. (“Spectrum Select”), Morgan Stanley Smith Barney Spectrum Strategic L.P. (“Spectrum Strategic”) and Morgan Stanley Smith Barney Spectrum Technical L.P. (“Spectrum Technical”) (individually, a “Partnership”, or collectively, the “Partnerships”) are limited partnerships organized to engage primarily in the speculative trading of futures contracts, options on futures and forward contracts, and forward contracts on physical commodities and other commodity interests, including, but not limited to, foreign currencies, financial instruments, metals, energy, and agricultural products (collectively, “Futures Interests”) (refer to Note 5, “Financial Instruments”). The General Partner (defined below) may also determine to invest up to all of the Partnerships’ assets in United States (“U.S.”) Treasury bills and/or money market mutual funds, including money market mutual funds managed by Morgan Stanley or its affiliates.

Ceres Managed Futures LLC, a Delaware limited liability company, acts as the general partner (“Ceres” or the “General Partner”) and commodity pool operator of the Partnerships. Ceres is a wholly-owned subsidiary of Morgan Stanley Smith Barney Holdings LLC (“MSSBH”). MSSBH is ultimately owned by Morgan Stanley. Morgan Stanley is a publicly held company whose shares are listed on the New York Stock Exchange. Morgan Stanley is engaged in various financial services and other businesses. Prior to June 28, 2013, Morgan Stanley indirectly owned a majority equity interest and Citigroup Inc. indirectly owned a minority equity interest in MSSBH.

The clearing commodity broker for the Partnerships is Morgan Stanley & Co. LLC (“MS&Co.”). MS&Co. also acts as the counterparty on all trading of foreign currency forward contracts. Morgan Stanley Smith Barney LLC, doing business as Morgan Stanley Wealth Management (“Morgan Stanley Wealth Management”) is a principal subsidiary of MSSBH and previously acted as a non-clearing broker for the Partnerships. MS&Co. and its affiliates act as the custodians of the Partnerships’ assets. MS&Co. is a wholly-owned subsidiary of Morgan Stanley.

The Partnerships no longer offer units of limited partnership interest (“Unit(s)”) for purchase or exchange.

Ceres is required to maintain a 1% minimum interest in the equity of each Partnership and income (losses) are shared by Ceres and the limited partners based on their proportional ownership interest.

In July 2015, the General Partner delegated certain administrative functions to SS&C Technologies, Inc., a Delaware corporation, currently doing business as SS&C GlobeOp (the “Administrator”). Pursuant to a master services agreement, the Administrator furnishes certain administrative, accounting, regulatory, reporting, tax and other services as agreed from time to time. In addition, the Administrator maintains certain books and records of the Partnerships. The General Partner pays or reimburses each Partnership, from the General Partner fee (formerly, the administrative fee) (described in Note 2h) it receives from each Partnership, the ordinary administrative expenses of the respective Partnership. This includes the expenses related to the engagement of the Administrator. Therefore, the engagement of the Administrator did not impact the Partnerships’ respective break-even points.